Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity Under the Plan and the Predecessor Plan
Stock option activity under the Plan and the Predecessor Plan and certain other related information is as follows (in thousands except weighted-average exercise price and remaining term):

	Number	Weighted-Average Exercise Price	Weighted-Average Remaining Term (years)	Aggregate- Intrinsic Value
Balance as of December 31, 2025	4,234	$5.22	7.4	$28
Granted	1,980	$1.27
Exercised	(33)	$1.08
Forfeited and expired	(236)	$5.04

Balance as of June 30, 2026	5,945	$2.81	3.8	$2,740

Vested and expected to vest at June 30, 2026	5,945	$2.81	3.8	$2,740

Exercisable as of June 30, 2026	5,945	$2.81	3.8	$2,740

Stock option activity under the Plan and the Predecessor Plan and certain other related information is as follows (in thousands except weighted-average exercise price and remaining term):

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Term (years)	Aggregate- Intrinsic Value
Balance as of December 31, 2024	3,818	$6.37	7.2	$—
Granted	1,513	$2.28
Forfeited and expired	(1,097)	$4.74

Balance as of December 31, 2025	4,234	$5.22	7.4	$28

Vested and expected to vest at December 31, 2025	4,234	$5.22	7.4	$28

Exercisable as of December 31, 2025	2,315	$5.38	6.6	$9

Schedule of Stock-based Compensation Expense
Stock-based compensation expense, including the expense related to the ESPP, as recorded in the accompanying condensed statements of operations and comprehensive loss was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	$926	$642	$1,317	$1,357
General and administrative	2,296	1,051	3,276	2,133

Total stock-based compensation	$3,222	$1,693	$4,593	$3,490

Stock-based compensation expense, including the expense related to the ESPP, as recorded in the accompanying statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$2,136	$3,050
General and administrative	3,989	4,466

Total stock-based compensation	$6,125	$7,516

Schedule of Excluding Any Effect of the Option Repricing, Weighted-average Assumptions Used in the Black-Scholes Option Pricing Model to Determine the Fair Value of the Stock Options Granted
The weighted-average assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the periods indicated were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Expected option life (in years)	5.3	5.9	5.9	5.9
Assumed volatility	105.0%	105.0%	107.0%	105.0%
Assumed risk-free interest rate	4.2%	4.0%	4.0%	4.4%
Expected dividend yield	—	—	—	—

Excluding any effect of the Repriced Options, except for Repriced Options held by employees who experienced a Qualifying Termination, the weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock options granted during the periods indicated in the table were as follows:

	Year Ended December 31,
	2025	2024
Expected option life (in years)	5.9	6.0
Assumed volatility	105.2%	90.8%
Assumed risk-free interest rate	4.4%	3.9%
Expected dividend yield	—	—